UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 162.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.9%
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$2,825	$2,851,131
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	252	75,625

		$2,926,756

Education — 12.1%
California State University, 5.00%, 11/1/43(2)	$13,000	$15,261,090
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(3)	250	264,195
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	6,927,346
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	10,775,415
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	4,000	4,284,880

		$37,512,926

Electric Utilities — 5.2%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,795,182
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,630,322
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	1,250	1,269,800
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,038,640
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(2)	9,000	9,276,390

		$16,010,334

Escrowed/Prerefunded — 4.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$785	$831,739
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	880	935,352
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	480	510,994
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,870	1,996,917
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	3,250	3,432,747
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	920	1,023,316
Miami-Dade County, FL, (Miami International Airport), Prerefunded to 10/1/19, 5.50%, 10/1/36	2,715	2,826,206
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,675	1,864,208

		$13,421,479

General Obligations — 14.4%
Chicago, IL, 5.75%, 1/1/33	$1,500	$1,681,920
Frisco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/37(2)	9,000	9,698,490

Security	Principal Amount (000’s omitted)	Value
Illinois, 5.00%, 5/1/33	$5,000	$5,181,400
Illinois, 5.00%, 5/1/39	3,035	3,171,970
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,462,810
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	17,900	7,241,982
Massachusetts, 5.00%, 9/1/38(4)	8,000	9,289,680
New York, 5.00%, 2/15/34(2)	2,500	2,676,175
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	2,340	2,346,107

		$44,750,534

Hospital — 23.1%
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)	$10,000	$10,397,600
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	440	489,240
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(2)	10,000	10,869,400
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,335	1,450,745
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,545	2,548,614
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,585,125
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/36	1,000	1,134,630
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/35	1,185	1,197,656
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(2)	10,000	11,049,900
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	615	678,431
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(3)	800	878,888
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2)	11,400	12,037,716
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	425	470,237
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	1,265	1,419,039
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,601,667
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	785	809,539
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	670	715,426
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(2)	10,000	10,151,900
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,096,730

		$71,582,483

Housing — 1.6%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(3)	$4,000	$4,106,920
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	555	588,095
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	176,299

		$4,871,314

Industrial Development Revenue — 6.7%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$441,316
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(3)	4,390	4,433,681
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,669,952
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,075	1,112,518
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(3)(4)	1,335	1,341,995
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(3)(4)	1,470	1,478,261

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	$4,680	$5,086,177
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	1,005	1,136,545
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,715	1,939,476
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	535	539,542
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	300	299,874
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(3)	1,130	1,295,658

		$20,774,995

Insured-Escrowed/Prerefunded — 0.9%
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	$2,625	$2,720,602

		$2,720,602

Insured-Other Revenue — 0.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$2,135,186

		$2,135,186

Insured-Special Tax Revenue — 7.4%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	$30,800	$13,518,428
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	29,510	8,253,652
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	1,080	1,054,123

		$22,826,203

Insured-Student Loan — 0.4%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,185	$1,213,298

		$1,213,298

Insured-Transportation — 14.1%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$6,993,287
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,042,301
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,019,593
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	5,375	5,455,732
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	1,430	1,447,732
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 1/1/51	5,075	5,111,489
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	8,425,500
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	3,105,500
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	4,425	5,326,550
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,842,080

		$43,769,764

Insured-Water and Sewer — 11.7%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(2)	$17,985	$20,657,571
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,545,080
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,650,758

Security	Principal Amount (000’s omitted)	Value
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	$7,000	$2,598,610
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,086,825
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	3,640	3,779,958

		$36,318,802

Lease Revenue/Certificates of Participation — 0.9%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$815	$883,884
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/19, 5.75%, 10/1/31	1,735	1,807,800

		$2,691,684

Other Revenue — 2.5%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$1,925	$346,500
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	110	121,987
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(3)	485	505,661
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,000	5,942,250
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,000	1,000,930

		$7,917,328

Senior Living/Life Care — 8.1%
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	$430	$430,077
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	250	267,075
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	535	557,224
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,117,097
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	790,794
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	3,109	839,338
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,578,361
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/31	1,415	1,522,215
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/32	1,485	1,592,425
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	843,511
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	4,186,587
Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,589,722
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,750	1,860,915
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	2,500	2,651,500
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	335	357,659
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,053,477

		$25,237,977

Special Tax Revenue — 19.5%
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	$90	$0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(5)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	145	144,995
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39(2)	12,400	13,918,132

Security	Principal Amount (000’s omitted)	Value
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35	$845	$910,234
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(2)	2,820	3,037,704
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35	655	706,287
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(2)	2,180	2,350,694
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(2)	10,000	11,278,700
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	14,100	16,207,527
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	243	242,483
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	175	160,302
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	353,135
Texas Transportation Commission, 5.00%, 4/1/33(2)	10,000	11,326,000

		$60,636,193

Transportation — 15.6%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$435	$472,440
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	1,395	1,526,270
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,030	1,164,580
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,959,006
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,373,664
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	400	425,732
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.76%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(7)	5,000	5,018,700
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,534,828
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,055	1,126,191
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	4,155,040
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(2)	7,200	7,475,832
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	8,500	8,782,880
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,038,024
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	1,825,257
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	640	689,683

		$48,568,127

Water and Sewer — 12.6%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(2)	$10,000	$11,204,500
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(2)	14,100	16,160,151
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	2,016,296
Detroit, MI, Water Supply System, 5.25%, 7/1/41	4,730	5,071,459
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,514,957

		$38,967,363

Total Tax-Exempt Municipal Securities — 162.7% (identified cost $474,113,559)		$504,853,348

Taxable Municipal Securities — 5.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(8)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$46	$13,760

		$13,760

General Obligations — 3.4%
Atlantic City, NJ, 7.50%, 3/1/40	$5,435	$7,314,314
Chicago, IL, 7.75%, 1/1/42	2,885	3,146,381

		$10,460,695

Hospital — 2.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,340,680

		$6,340,680

Insured-Transportation — 0.4%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$636,049
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	454,650

		$1,090,699

Total Taxable Municipal Securities — 5.8% (identified cost $15,209,712)		$17,905,834

Total Investments — 168.5% (identified cost $489,323,271)		$522,759,182

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (11.2)%		$(34,879,596)

Other Assets, Less Liabilities — (57.3)%		$(177,575,449)

Net Assets Applicable to Common Shares — 100.0%		$310,304,137

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At August 31, 2018, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	21.6%
California	11.6%
Texas	11.0%
Georgia	10.5%
Others, representing less than 10% individually	45.3%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 21.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 11.2% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2018, the aggregate value of these securities is $17,258,123 or 5.6% of the Trust’s net assets applicable to common shares.

(4)	When-issued security.

(5)	Issuer is in default with respect to interest and/or principal payments.

(6)	Security is in default and making only partial interest payments.

(7)	Floating rate security. The stated interest rate represents the rate in effect at August 31, 2018.

(8)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Trust did not have any open derivative instruments at August 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$504,853,348	$—	$504,853,348
Taxable Municipal Securities	—	17,905,834	—	17,905,834
Total Investments	$—	$522,759,182	$—	$522,759,182

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganizations

In July 2018, the Trustees of the Trust approved Agreements and Plan of Reorganizations (the Agreements) whereby the Trust would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust and Eaton Vance Pennsylvania Income Trust (each an “Acquired Trust”) in exchange for common shares of the Trust. Each proposed reorganization is subject to approval by the shareholders of the respective Acquired Trust.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018